Quarterly Holdings Report
for
Fidelity Advisor® New Insights Fund
September 30, 2022
ANIF-NPRT3-1122
1.808768.118
Common Stocks - 93.6%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 13.4%
Entertainment - 1.3%
Activision Blizzard, Inc.	315,800	23,477
Netflix, Inc. (a)	736,890	173,493
The Walt Disney Co. (a)	9,900	934
Universal Music Group NV	797,909	14,945
Warner Music Group Corp. Class A	20,487	476
		213,325
Interactive Media & Services - 11.4%
Alphabet, Inc. Class A (a)	10,801,420	1,033,145
Bumble, Inc. (a)	370,184	7,955
Meta Platforms, Inc. Class A (a)	5,753,516	780,637
Pinterest, Inc. Class A (a)	130,100	3,031
Tencent Holdings Ltd.	174,400	5,891
		1,830,659
Media - 0.2%
Charter Communications, Inc. Class A (a)	19,400	5,885
Comcast Corp. Class A	352,400	10,336
Liberty Media Corp. Liberty Formula One Group Series C (a)	382,933	22,402
		38,623
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (a)	598,300	80,274
TOTAL COMMUNICATION SERVICES		2,162,881
CONSUMER DISCRETIONARY - 12.1%
Automobiles - 0.4%
General Motors Co.	351,640	11,284
Hyundai Motor Co.	77,337	9,364
Rad Power Bikes, Inc. (a)(b)(c)	474,452	2,069
Rivian Automotive, Inc.	99,005	3,258
Tesla, Inc. (a)	65,852	17,467
Toyota Motor Corp.	1,411,602	18,450
		61,892
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	5,000	476
Hotels, Restaurants & Leisure - 0.8%
Airbnb, Inc. Class A (a)	235,696	24,758
Caesars Entertainment, Inc. (a)	270,000	8,710
Chipotle Mexican Grill, Inc. (a)	5,727	8,606
Evolution AB (d)	12,200	964
Hilton Worldwide Holdings, Inc.	510,668	61,597
Hyatt Hotels Corp. Class A (a)	12,900	1,044
McDonald's Corp.	34,000	7,845
Starbucks Corp.	11,200	944
Sweetgreen, Inc. Class A	938,200	17,357
		131,825
Household Durables - 0.1%
Blu Investments LLC (a)(b)(c)	98,215,581	30
D.R. Horton, Inc.	110,675	7,454
Lennar Corp. Class A	188,518	14,054
		21,538
Internet & Direct Marketing Retail - 6.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	55,700	4,455
Amazon.com, Inc. (a)	8,369,400	945,742
Cazoo Group Ltd. Class A (a)	822,619	378
Coupang, Inc. Class A (a)	1,441,665	24,033
Deliveroo PLC Class A (a)(d)	4,318,931	4,060
Doordash, Inc. (a)	12,900	638
FSN E-Commerce Ventures Private Ltd.	1,779	28
Global-e Online Ltd. (a)(e)	480,400	12,856
JD.com, Inc. sponsored ADR	65,300	3,285
MercadoLibre, Inc. (a)	2,600	2,152
Pinduoduo, Inc. ADR (a)	335,000	20,964
Uber Technologies, Inc. (a)	321,900	8,530
Wayfair LLC Class A (a)	96,078	3,127
Zomato Ltd. (a)	2,766,561	2,116
		1,032,364
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	372,607	50,712
Dollarama, Inc.	48,472	2,783
Kohl's Corp.	35,400	890
Ollie's Bargain Outlet Holdings, Inc. (a)	194,235	10,023
		64,408
Specialty Retail - 3.0%
Academy Sports & Outdoors, Inc.	640,206	27,004
Auto1 Group SE (a)(d)	51,600	323
AutoZone, Inc. (a)	13,686	29,314
Dick's Sporting Goods, Inc. (e)	306,045	32,025
Fanatics, Inc. Class A (b)(c)	372,921	28,174
Floor & Decor Holdings, Inc. Class A (a)	217,500	15,282
Lowe's Companies, Inc.	583,900	109,662
National Vision Holdings, Inc. (a)	206,889	6,755
O'Reilly Automotive, Inc. (a)	49,571	34,866
The Home Depot, Inc.	411,313	113,498
TJX Companies, Inc.	662,903	41,180
Ulta Beauty, Inc. (a)	48,700	19,538
Williams-Sonoma, Inc.	215,024	25,341
		482,962
Textiles, Apparel & Luxury Goods - 1.0%
Brunello Cucinelli SpA	958,800	46,369
Capri Holdings Ltd. (a)	343,300	13,196
China Hongxing Sports Ltd. (a)(c)	5,977,800	236
Deckers Outdoor Corp. (a)	21,282	6,653
Dr. Martens Ltd.	2,182,505	5,347
lululemon athletica, Inc. (a)	14,144	3,954
LVMH Moet Hennessy Louis Vuitton SE	70,600	41,624
NIKE, Inc. Class B	136,003	11,305
On Holding AG	597,100	9,583
Ralph Lauren Corp. (e)	53,300	4,527
Tapestry, Inc.	597,129	16,976
		159,770
TOTAL CONSUMER DISCRETIONARY		1,955,235
CONSUMER STAPLES - 2.6%
Beverages - 1.1%
Anheuser-Busch InBev SA NV	95,013	4,304
Constellation Brands, Inc. Class A (sub. vtg.)	25,800	5,926
Diageo PLC	257,190	10,826
Keurig Dr. Pepper, Inc.	119,171	4,269
PepsiCo, Inc.	192,960	31,503
The Coca-Cola Co.	2,323,318	130,152
The Vita Coco Co., Inc. (e)	6,177	70
		187,050
Food & Staples Retailing - 1.0%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	107,500	4,328
Costco Wholesale Corp.	331,200	156,416
		160,744
Food Products - 0.1%
General Mills, Inc.	24,700	1,892
Mondelez International, Inc.	104,500	5,730
Nestle SA (Reg. S)	19,982	2,161
		9,783
Household Products - 0.2%
Procter & Gamble Co.	240,273	30,334
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	57,604	12,437
L'Oreal SA (a)	29,812	9,532
Olaplex Holdings, Inc.	400,480	3,825
		25,794
TOTAL CONSUMER STAPLES		413,705
ENERGY - 5.9%
Energy Equipment & Services - 0.0%
Halliburton Co.	101,800	2,506
Noble Corp. PLC (a)	4,432	131
		2,637
Oil, Gas & Consumable Fuels - 5.9%
Antero Resources Corp. (a)	577,400	17,628
Birchcliff Energy Ltd.	76,500	543
Canadian Natural Resources Ltd. (e)	1,305,088	60,750
Cenovus Energy, Inc. (a)	1,267,000	19,474
Cenovus Energy, Inc. (Canada)	211,891	3,255
Cheniere Energy, Inc.	818,417	135,784
Chevron Corp.	366,905	52,713
ConocoPhillips Co.	791,211	80,973
Continental Resources, Inc.	141,900	9,480
Devon Energy Corp.	442,158	26,587
Diamondback Energy, Inc.	141,243	17,014
EOG Resources, Inc.	328,516	36,705
EQT Corp.	46,700	1,903
Equinor ASA	27,000	890
Exxon Mobil Corp.	2,242,307	195,776
GoviEx Uranium, Inc. (a)	642,355	107
GoviEx Uranium, Inc. (a)(d)	23,200	4
GoviEx Uranium, Inc. Class A (a)(d)	2,625,135	437
Hess Corp.	1,240,190	135,168
Occidental Petroleum Corp.	640,761	39,375
Phillips 66 Co.	66,340	5,355
Pioneer Natural Resources Co.	148,665	32,190
Reliance Industries Ltd.	374,131	10,912
Suncor Energy, Inc.	1,621,678	45,668
Tourmaline Oil Corp.	37,400	1,944
Valero Energy Corp.	202,700	21,658
		952,293
TOTAL ENERGY		954,930
FINANCIALS - 11.8%
Banks - 3.2%
Banco Santander SA (Spain)	839,400	1,953
Bank of America Corp.	5,043,465	152,313
Citigroup, Inc.	58,400	2,434
HDFC Bank Ltd. sponsored ADR	643,371	37,586
JPMorgan Chase & Co.	510,959	53,395
Nu Holdings Ltd. (e)	381,766	1,680
Royal Bank of Canada (e)	565,260	50,893
Starling Bank Ltd. Series D (a)(b)(c)	3,787,848	9,727
The Toronto-Dominion Bank	641,867	39,367
Wells Fargo & Co.	4,159,316	167,288
		516,636
Capital Markets - 1.0%
BlackRock, Inc. Class A	790	435
Blackstone, Inc.	10,700	896
Brookfield Asset Management, Inc. (Canada) Class A	137,050	5,607
Charles Schwab Corp.	243,381	17,492
Goldman Sachs Group, Inc.	58,873	17,253
Morgan Stanley	1,365,747	107,908
MSCI, Inc.	37,319	15,741
		165,332
Consumer Finance - 0.6%
American Express Co.	414,408	55,908
Capital One Financial Corp.	441,300	40,675
		96,583
Diversified Financial Services - 4.8%
Berkshire Hathaway, Inc. Class A (a)	1,888	767,415
Insurance - 2.2%
Admiral Group PLC	260,018	5,524
American International Group, Inc.	745,126	35,379
Aon PLC	8,770	2,349
Arthur J. Gallagher & Co.	226,400	38,764
Brookfield Asset Management Reinsurance Partners Ltd.	889	36
Chubb Ltd.	576,207	104,801
Fairfax Financial Holdings Ltd. (sub. vtg.)	44,267	20,218
Hartford Financial Services Group, Inc.	158,153	9,796
Hiscox Ltd.	2,665,843	26,155
Intact Financial Corp.	97,174	13,752
Marsh & McLennan Companies, Inc.	64,737	9,665
Progressive Corp.	445,710	51,796
The Travelers Companies, Inc.	249,138	38,168
W.R. Berkley Corp.	30,500	1,970
		358,373
TOTAL FINANCIALS		1,904,339
HEALTH CARE - 16.0%
Biotechnology - 2.7%
AbbVie, Inc.	157,689	21,163
Alnylam Pharmaceuticals, Inc. (a)	31,684	6,342
Argenx SE ADR (a)	93,085	32,864
Ascendis Pharma A/S sponsored ADR (a)	29,200	3,015
Avid Bioservices, Inc. (a)	546,400	10,447
Biohaven Pharmaceutical Holding Co. Ltd. (a)	8,900	1,345
BioMarin Pharmaceutical, Inc. (a)	11,900	1,009
Erasca, Inc. (a)	145,300	1,133
Galapagos NV sponsored ADR (a)	161,969	6,906
Instil Bio, Inc. (a)	562,300	2,722
Intarcia Therapeutics, Inc. warrants 12/31/24 (a)(c)	26,062	0
Intellia Therapeutics, Inc. (a)	46,814	2,620
Legend Biotech Corp. ADR (a)	66,633	2,719
Light Sciences Oncology, Inc. (a)(c)	2,708,254	0
Neurocrine Biosciences, Inc. (a)	3,818	406
Regeneron Pharmaceuticals, Inc. (a)	347,199	239,175
Relay Therapeutics, Inc. (a)	167,800	3,754
United Therapeutics Corp. (a)	60,047	12,573
Vertex Pharmaceuticals, Inc. (a)	307,346	88,989
Verve Therapeutics, Inc. (a)	9,772	336
Zai Lab Ltd. (a)	522,520	1,779
		439,297
Health Care Equipment & Supplies - 0.6%
Boston Scientific Corp. (a)	1,143,708	44,296
Edwards Lifesciences Corp. (a)	145,250	12,002
Figs, Inc. Class A (a)	388,994	3,209
Hologic, Inc. (a)	203,400	13,123
I-Pulse, Inc. (a)(b)(c)	58,562	632
Intuitive Surgical, Inc. (a)	103,251	19,353
Straumann Holding AG	25,745	2,355
		94,970
Health Care Providers & Services - 6.2%
23andMe Holding Co. Class B (d)	1,750,133	5,005
agilon health, Inc. (a)	606,200	14,197
AmerisourceBergen Corp.	78,520	10,626
Cano Health, Inc. (a)	845,807	7,333
Cardinal Health, Inc.	89,500	5,968
Centene Corp. (a)	681,618	53,037
Cigna Corp.	457,900	127,054
dentalcorp Holdings Ltd. (a)	89,799	517
Elevance Health, Inc.	83,815	38,072
Guardant Health, Inc. (a)	26,980	1,452
HCA Holdings, Inc.	81,557	14,989
Molina Healthcare, Inc. (a)	17,500	5,772
Option Care Health, Inc. (a)	229,438	7,220
P3 Health Partners, Inc. (a)(b)	395,420	1,735
UnitedHealth Group, Inc.	1,387,324	700,654
		993,631
Life Sciences Tools & Services - 1.6%
Danaher Corp.	694,589	179,405
Mettler-Toledo International, Inc. (a)	6,354	6,888
Olink Holding AB ADR (a)	172,800	2,098
Sartorius Stedim Biotech	51,600	15,828
Seer, Inc. (a)	59,354	459
Thermo Fisher Scientific, Inc.	73,708	37,384
Veterinary Emergency Group LLC Class A (b)(c)(f)	175,933	11,175
Waters Corp. (a)	11,922	3,213
		256,450
Pharmaceuticals - 4.9%
AstraZeneca PLC:
(United Kingdom)	270,800	29,769
sponsored ADR	107,200	5,879
Bristol-Myers Squibb Co.	678,682	48,248
Eli Lilly & Co.	1,318,683	426,396
Euroapi SASU (a)	23,468	390
Intra-Cellular Therapies, Inc. (a)	54,417	2,532
Johnson & Johnson	240,128	39,227
Merck & Co., Inc.	490,392	42,233
Nuvation Bio, Inc. (a)	212,427	476
Pfizer, Inc.	493,677	21,603
Roche Holding AG (participation certificate)	257,570	83,847
Royalty Pharma PLC	897,050	36,043
Sanofi SA	539,800	41,104
UCB SA	15,667	1,087
Zoetis, Inc. Class A	114,800	17,024
		795,858
TOTAL HEALTH CARE		2,580,206
INDUSTRIALS - 5.8%
Aerospace & Defense - 2.8%
Lockheed Martin Corp.	98,414	38,016
Northrop Grumman Corp.	351,186	165,170
Space Exploration Technologies Corp.:
Class A (a)(b)(c)	2,573,450	180,142
Class C (a)(b)(c)	45,460	3,182
The Boeing Co. (a)	237,800	28,793
TransDigm Group, Inc.	69,300	36,370
Woodward, Inc.	80,700	6,477
		458,150
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	12,077	1,163
Delhivery Private Ltd. (b)	1,057,200	7,181
GXO Logistics, Inc. (a)	428,170	15,012
United Parcel Service, Inc. Class B	630,782	101,897
Zipline International, Inc. (b)(c)	74,930	1,887
		127,140
Building Products - 0.3%
Carlisle Companies, Inc.	15,700	4,402
Fortune Brands Home & Security, Inc.	375,424	20,157
Toto Ltd.	749,276	24,953
		49,512
Commercial Services & Supplies - 0.2%
Aurora Innovation, Inc. (a)	224,727	497
Cintas Corp.	31,012	12,039
Clean Harbors, Inc. (a)	32,900	3,618
Clean TeQ Water Pty Ltd. (a)	3,189	1
GFL Environmental, Inc. (e)	37,274	943
TulCo LLC (a)(b)(c)(f)	17,377	10,731
		27,829
Electrical Equipment - 0.1%
Acuity Brands, Inc.	42,000	6,614
Hubbell, Inc. Class B	8,200	1,829
SES AI Corp. Class A (a)(e)	2,200	11
		8,454
Industrial Conglomerates - 0.4%
General Electric Co.	1,160,350	71,837
Machinery - 0.3%
Caterpillar, Inc.	60,400	9,910
Deere & Co.	57,798	19,298
Fortive Corp.	33,100	1,930
PACCAR, Inc.	157,728	13,200
		44,338
Professional Services - 0.2%
CACI International, Inc. Class A (a)	81,000	21,146
Science Applications International Corp.	74,600	6,597
		27,743
Road & Rail - 0.7%
Canadian Pacific Railway Ltd.	897,864	59,936
J.B. Hunt Transport Services, Inc.	104,376	16,326
Old Dominion Freight Lines, Inc.	52,500	13,060
Union Pacific Corp.	52,408	10,210
XPO Logistics, Inc. (a)	428,170	19,062
		118,594
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	15,200	7,436
TOTAL INDUSTRIALS		941,033
INFORMATION TECHNOLOGY - 21.3%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	118,885	13,421
Electronic Equipment & Components - 0.8%
Amphenol Corp. Class A	1,813,638	121,441
CDW Corp.	25,779	4,024
		125,465
IT Services - 2.0%
Accenture PLC Class A	371,711	95,641
Adyen BV (a)(d)	2,644	3,297
Affirm Holdings, Inc. (a)(e)	45,400	852
ASAC II LP (a)(b)(c)	9,408,021	1,581
Cloudflare, Inc. (a)	3,700	205
Cognizant Technology Solutions Corp. Class A	368,428	21,163
Dlocal Ltd. (a)	633,300	12,995
Gartner, Inc. (a)	66,781	18,478
MasterCard, Inc. Class A	459,500	130,654
MongoDB, Inc. Class A (a)	37,421	7,430
PayPal Holdings, Inc. (a)	353,700	30,443
Shopify, Inc. Class A (a)	19,208	517
Snowflake, Inc. (a)	4,900	833
		324,089
Semiconductors & Semiconductor Equipment - 5.5%
Advanced Micro Devices, Inc. (a)	1,247,134	79,018
AEHR Test Systems (a)	87,709	1,237
Analog Devices, Inc.	176,192	24,551
Applied Materials, Inc.	320,200	26,234
ASML Holding NV (Netherlands)	47,200	19,554
Enphase Energy, Inc. (a)	39,400	10,932
Lam Research Corp.	65,500	23,973
Lattice Semiconductor Corp. (a)	98,405	4,843
Marvell Technology, Inc.	1,477,587	63,403
Monolithic Power Systems, Inc.	16,332	5,935
NVIDIA Corp.	3,001,586	364,363
NXP Semiconductors NV	238,213	35,139
onsemi (a)	557,000	34,718
Qualcomm, Inc.	1,158,404	130,876
Skyworks Solutions, Inc.	21,000	1,791
SolarEdge Technologies, Inc. (a)	26,700	6,180
Synaptics, Inc. (a)	312,849	30,975
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	376,300	25,799
		889,521
Software - 9.0%
Adobe, Inc. (a)	503,456	138,551
Aspen Technology, Inc. (a)	10,800	2,573
Atlassian Corp. PLC (a)	176,521	37,174
Autodesk, Inc. (a)	217,731	40,672
Cadence Design Systems, Inc. (a)	164,357	26,861
Check Point Software Technologies Ltd. (a)	46,023	5,155
Clear Secure, Inc. (a)(e)	174,956	3,999
Epic Games, Inc. (a)(b)(c)	23,900	20,545
Fortinet, Inc. (a)	98,065	4,818
HashiCorp, Inc.	7,000	225
Intuit, Inc.	122,062	47,277
Magic Leap, Inc.:
Class A (c)	30,863	406
warrants (a)(c)	46,794	615
Microsoft Corp.	4,068,215	947,487
Qualtrics International, Inc. (a)	281,600	2,867
Rapid7, Inc. (a)	237,000	10,167
Roper Technologies, Inc.	23,000	8,272
Salesforce.com, Inc. (a)	787,993	113,345
ServiceNow, Inc. (a)	13,299	5,022
Stripe, Inc. Class B (a)(b)(c)	83,200	1,981
Synopsys, Inc. (a)	9,400	2,872
Tanium, Inc. Class B (a)(b)(c)	1,259,978	11,113
Tenable Holdings, Inc. (a)	353,700	12,309
Volue A/S (a)	365,396	989
		1,445,295
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	4,107,410	567,644
Dell Technologies, Inc.	212,060	7,246
Pure Storage, Inc. Class A (a)	40,900	1,119
Samsung Electronics Co. Ltd.	1,515,620	55,216
		631,225
TOTAL INFORMATION TECHNOLOGY		3,429,016
MATERIALS - 3.6%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	4,300	1,001
Albemarle Corp.	39,900	10,551
CF Industries Holdings, Inc.	437,182	42,079
Corteva, Inc.	399,800	22,849
LG Chemical Ltd.	2,230	817
Nutrien Ltd.	84,900	7,080
Nutrien Ltd.	142,300	11,865
Sherwin-Williams Co.	209,569	42,909
The Mosaic Co.	439,584	21,245
Tronox Holdings PLC	1,072,200	13,134
Westlake Corp.	79,587	6,915
		180,445
Metals & Mining - 2.5%
B2Gold Corp.	13,035,880	41,901
Barrick Gold Corp. (Canada)	655,769	10,164
Cleveland-Cliffs, Inc. (a)	477,770	6,436
Franco-Nevada Corp.	1,059,736	126,584
Freeport-McMoRan, Inc.	2,315,400	63,280
Glencore PLC	415,300	2,182
Ivanhoe Electric, Inc. (a)	71,500	590
Ivanhoe Electric, Inc.	5,497	43
Ivanhoe Mines Ltd. (a)	8,031,618	51,689
Novagold Resources, Inc. (a)	3,196,709	15,089
Nucor Corp.	374,225	40,038
POSCO sponsored ADR (e)	17,700	648
Steel Dynamics, Inc.	262,748	18,642
Sunrise Energy Metals Ltd. (a)	6,378	10
Wheaton Precious Metals Corp.	542,000	17,551
		394,847
TOTAL MATERIALS		575,292
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Equity Commonwealth (a)	255,024	6,212
Gaming & Leisure Properties	4,888	216
Prologis (REIT), Inc.	123,702	12,568
Welltower Op	57,600	3,705
		22,701
UTILITIES - 0.9%
Electric Utilities - 0.8%
Constellation Energy Corp.	424,200	35,289
Exelon Corp.	87,100	3,263
NextEra Energy, Inc.	259,962	20,384
NRG Energy, Inc.	90,100	3,448
PG&E Corp. (a)	2,762,100	34,526
Southern Co.	531,700	36,156
		133,066
Multi-Utilities - 0.1%
Public Service Enterprise Group, Inc.	161,000	9,053
Sempra Energy	12,100	1,814
		10,867
TOTAL UTILITIES		143,933
TOTAL COMMON STOCKS (Cost $8,649,015)		15,083,271

Preferred Stocks - 2.0%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 1.7%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc.:
Series E(a)(b)(c)	30,200	1,196
Series F(a)(b)(c)	127,549	5,052
		6,248
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	61,855	270
Series C(a)(b)(c)	243,394	1,061
Series D(b)(c)	411,659	1,795
		3,126
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (b)(c)	2,800	1,046

Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. Series F (b)	68,639	3,342
GoBrands, Inc.:
Series G(a)(b)(c)	8,102	1,596
Series H(a)(b)(c)	10,223	2,014
		6,952
Textiles, Apparel & Luxury Goods - 0.1%
Bolt Threads, Inc.:
Series D(a)(b)(c)	1,324,673	12,664
Series E(a)(b)(c)	627,820	6,002
		18,666
TOTAL CONSUMER DISCRETIONARY		29,790

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (a)(b)(c)	82,543	2,324

HEALTH CARE - 0.1%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	594,600	2,719
Intarcia Therapeutics, Inc. Series CC (a)(b)(c)	516,522	0
		2,719
Health Care Providers & Services - 0.1%
Lyra Health, Inc.:
Series E(a)(b)(c)	270,000	3,956
Series F(a)(b)(c)	10,070	148
Somatus, Inc. Series E (b)(c)	2,206	2,041
		6,145
TOTAL HEALTH CARE		8,864

INDUSTRIALS - 1.2%
Aerospace & Defense - 1.2%
Relativity Space, Inc. Series E (a)(b)(c)	308,359	6,007
Space Exploration Technologies Corp.:
Series G(a)(b)(c)	145,254	101,678
Series H(a)(b)(c)	42,094	29,466
Series N(a)(b)(c)	66,208	46,346
		183,497
Air Freight & Logistics - 0.0%
Zipline International, Inc. Series E (a)(b)(c)	208,789	5,257

Construction & Engineering - 0.0%
Beta Technologies, Inc. Series B, 6.00% (b)(c)	52,096	4,580

TOTAL INDUSTRIALS		193,334

INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	130,945	21,842

Software - 0.1%
Nuro, Inc.:
Series C(a)(b)(c)	491,080	6,949
Series D(b)(c)	94,265	1,334
Stripe, Inc. Series H (a)(b)(c)	34,900	831
Tenstorrent, Inc. Series C1 (a)(b)(c)	36,600	1,601
		10,715
TOTAL INFORMATION TECHNOLOGY		32,557

TOTAL CONVERTIBLE PREFERRED STOCKS		273,117
Nonconvertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.2%
Internet & Direct Marketing Retail - 0.2%
Circle Internet Financial Ltd. Series E (b)	615,508	29,970

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,073,647	13,249

INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Magic Leap, Inc. Series AA (c)	325,855	6,048

TOTAL NONCONVERTIBLE PREFERRED STOCKS		49,267
TOTAL PREFERRED STOCKS (Cost $185,251)		322,384

Preferred Securities - 0.0%
	Principal Amount (g) (000s)	Value ($) (000s)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% 7/18/23 (b)(c)(h)	2,280	0
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(i)	2,040	2,040
TOTAL PREFERRED SECURITIES (Cost $4,320)		2,040

Other - 0.1%
	Shares	Value ($) (000s)
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (b)(c)(f) (Cost $48,257)	38,874,241	17,100

Money Market Funds - 4.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 3.10% (j)	698,072,208	698,212
Fidelity Securities Lending Cash Central Fund 3.10% (j)(k)	96,234,301	96,244
TOTAL MONEY MARKET FUNDS (Cost $794,456)		794,456

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $9,681,299)	16,219,251
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(91,934)
NET ASSETS - 100.0%	16,127,317

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $614,112,000 or 3.8% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,090,000 or 0.1% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Non-income producing - Security is in default.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
ASAC II LP	10/10/13	725
Beta Technologies, Inc. Series B, 6.00%	4/04/22	5,375
Blu Investments LLC	5/21/20	170
Bolt Threads, Inc. Series D	12/13/17	21,247
Bolt Threads, Inc. Series E	2/07/20	9,657
Bowery Farming, Inc. Series C1	5/18/21	4,973
ByteDance Ltd. Series E1	11/18/20	14,348
Circle Internet Financial Ltd. Series E	5/11/21	9,990
Circle Internet Financial Ltd. Series F	5/09/22	2,892
Delhivery Private Ltd.	5/20/21	5,161
Discord, Inc. Series I	9/15/21	1,542
ElevateBio LLC Series C	3/09/21	2,494
Epic Games, Inc.	7/13/20 - 7/30/20	13,744
Fanatics, Inc. Class A	8/13/20 - 12/15/21	12,264
GoBrands, Inc. Series G	3/02/21	2,023
GoBrands, Inc. Series H	7/22/21	3,972
I-Pulse, Inc.	3/18/10	81
Intarcia Therapeutics, Inc. Series CC	11/14/12	7,040
Intarcia Therapeutics, Inc. 6% 7/18/23	1/03/20	2,280
Lyra Health, Inc. Series E	1/14/21	2,472
Lyra Health, Inc. Series F	6/04/21	158
Nuro, Inc. Series C	10/30/20	6,411
Nuro, Inc. Series D	10/29/21	1,965
P3 Health Partners, Inc.	5/25/21	3,954
Rad Power Bikes, Inc.	1/21/21	2,289
Rad Power Bikes, Inc. Series A	1/21/21	298
Rad Power Bikes, Inc. Series C	1/21/21	1,175
Rad Power Bikes, Inc. Series D	9/17/21	3,945
Reddit, Inc. Series E	5/18/21	1,283
Reddit, Inc. Series F	8/11/21	7,882
Relativity Space, Inc. Series E	5/27/21	7,041
Somatus, Inc. Series E	1/31/22	1,925
Space Exploration Technologies Corp. Class A	10/16/15 - 2/16/21	29,629
Space Exploration Technologies Corp. Class C	9/11/17	614
Space Exploration Technologies Corp. Series G	1/20/15	11,251
Space Exploration Technologies Corp. Series H	8/04/17	5,682
Space Exploration Technologies Corp. Series N	8/04/20	17,876
Starling Bank Ltd. Series D	6/18/21 - 4/05/22	7,252
Stripe, Inc. Class B	5/18/21	3,338
Stripe, Inc. Series H	3/15/21	1,400
Tanium, Inc. Class B	4/21/17 - 9/18/20	9,907
Tenstorrent, Inc. Series C1	4/23/21	2,176
Tenstorrent, Inc. 0%	4/23/21	2,040
TulCo LLC	8/24/17	5,962
Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 12/16/20	48,258
Veterinary Emergency Group LLC Class A	9/16/21 - 3/17/22	6,558
Zipline International, Inc.	10/12/21	2,697
Zipline International, Inc. Series E	12/21/20	6,813

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	218,233	4,676,992	4,197,013	4,280	-	-	698,212	1.4%
Fidelity Securities Lending Cash Central Fund 3.10%	23,793	640,131	567,680	1,916	-	-	96,244	0.3%
Total	242,026	5,317,123	4,764,693	6,196	-	-	794,456

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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